Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000124329
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anfield Universal Fixed Income Fund
Average Annual Return, Percent	(0.15%)	1.88%	1.74%
C000124331
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anfield Universal Fixed Income Fund
C000124332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anfield Universal Fixed Income Fund
Without Sales Load [Member] | C000124329
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%	3.09%	2.34%
Without Sales Load [Member] | C000124331
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%	2.31%	1.57%
Without Sales Load [Member] | C000124332
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	3.36%	2.59%
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return, Percent	5.10%	1.86%	1.96%
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return, Percent	5.10%	1.86%	1.96%
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return, Percent	5.10%	1.86%	1.96%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
ICE BofA SOFR Overnight Rate Index (LUS0)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent	4.52%	3.18%	2.18%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
ICE BofA SOFR Overnight Rate Index (LUS0)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent	4.52%	3.18%	2.18%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
ICE BofA SOFR Overnight Rate Index (LUS0)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent	4.52%	3.18%	2.18%